Right-of-use assets and lease liabilities - Other information (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2025 CNY (¥)
Right-of-use assets and lease liabilities
Operating cash flows used in operating lease	¥ 252,223	$ 37,173		¥ 916,061
Right-of-use assets obtained in exchange for new operating lease liabilities	¥ 663,702	$ 97,818	¥ 1,303,459
Right-of-use assets obtained in exchange for operating lease liabilities from modification				¥ 1,198,602
Weighted-average remaining lease term-operating	3 years	3 years		2 years
Weighted-average discount rate-operating	3.20%	3.20%		3.20%